Debt and Interest Expense	12 Months Ended
Dec. 31, 2012
Debt Instruments Abstract
Debt and Interest Expense

The following table presents the Partnership's outstanding debt as of December 31, 2012 and 2011:

	December 31, 2012			December 31, 2011
		Carrying	Fair		Carrying	Fair
thousands	Principal	Value	Value (1)	Principal	Value	Value (1)
4.000% Senior Notes due 2022	$670,000	$673,617	$669,928	$—	$—	$—
5.375% Senior Notes due 2021	500,000	494,661	499,946	500,000	494,178	499,950
Note payable to Anadarko	—	—	—	175,000	175,000	174,528
Total debt outstanding	$1,170,000	$1,168,278	$1,169,874	$675,000	$669,178	$674,478

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(1)       Fair value is measured using Level 2 inputs.

Debt activity. The following table presents the debt activity of the Partnership for the years ended December 31, 2012 and 2011:

thousands	Carrying Value

Balance as of December 31, 2010	$474,000
Revolving credit facility borrowings	570,000
Repayment of revolving credit facility	(619,000)
Repayment of Wattenberg term loan	(250,000)
Revolving credit facility borrowings – Swingline	30,000
Repayment of revolving credit facility – Swingline	(30,000)
Issuance of 5.375% Senior Notes due 2021	500,000
Other and changes in debt discount	(5,822)
Balance as of December 31, 2011	$669,178
Revolving credit facility borrowings	374,000
Issuance of 4.000% Senior Notes due 2022	670,000
Repayment of revolving credit facility	(374,000)
Repayment of note payable to Anadarko	(175,000)
Revolving credit facility borrowings – Swingline	20,000
Repayment of revolving credit facility – Swingline	(20,000)
Other and changes in debt discount or premium	4,100
Balance as of December 31, 2012	$1,168,278

Senior Notes. In June 2012, the Partnership completed the offering of $520.0 million aggregate principal amount of 4.000% Senior Notes due 2022 at a price to the public of 99.194% of the face amount. In October 2012, the Partnership issued an additional $150.0 million in aggregate principal amount of 4.000% Senior Notes due 2022 at a price to the public of 105.178% of the face amount. The additional notes were issued under the same indenture as, and as a single class of securities with, the June 2012 issuance. The notes issued in June 2012 and in October 2012 are collectively referred to as the “2022 Notes.” Including the effects of the issuance discount for the June 2012 offering, the issuance premium for the October 2012 offering, and underwriting discounts, the effective interest rate of the 2022 Notes was 4.040%. Interest is paid semi-annually on January 1 and July 1 of each year. Proceeds (net of underwriting discounts of $4.4 million and debt issuance costs) were used to repay all amounts then outstanding under the Partnership's revolving credit facility (“RCF”) and the $175.0 million note payable to Anadarko (see below), with the remaining net proceeds used for general partnership purposes.

The 2022 Notes mature on July 1, 2022, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2022 Notes in whole or in part, at any time before April 1, 2022, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2022 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2022 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2022 Notes) plus 37.5 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after April 1, 2022, the 2022 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2022 Notes to be redeemed, plus accrued interest on the 2022 Notes to be redeemed to the date of redemption.

In May 2011, the Partnership completed the offering of $500.0 million aggregate principal amount of 5.375% Senior Notes due 2021 (the “2021 Notes”) at a price to the public of 98.778% of the face amount. Including the effects of the issuance and underwriting discounts, the effective interest rate is 5.648%. Interest on the 2021 Notes is paid semi-annually on June 1 and December 1 of each year. Proceeds from the offering of the 2021 Notes (net of the underwriting discount of $3.3 million and debt issuance costs) were used to repay the then-outstanding balance on the Partnership's RCF, with the remainder used for general partnership purposes. Upon issuance, the 2021 Notes were fully and unconditionally guaranteed on a senior unsecured basis by each of the Partnership's wholly owned subsidiaries (the “Subsidiary Guarantors”). The Subsidiary Guarantors' guarantees were immediately released on June 13, 2012, upon the Subsidiary Guarantors becoming released from their obligations under the RCF, as discussed below.

The 2021 Notes mature on June 1, 2021, unless redeemed at a redemption price that includes a make-whole premium. The Partnership may redeem the 2021 Notes in whole or in part, at any time before March 1, 2021, at a redemption price equal to the greater of (i) 100% of the principal amount of the 2021 Notes to be redeemed or (ii) the sum of the present values of the remaining scheduled payments of principal and interest on such 2021 Notes (exclusive of interest accrued to the redemption date) discounted to the redemption date on a semi-annual basis (assuming a 360-day year consisting of twelve 30-day months) at the Treasury Rate (as defined in the indenture governing the 2021 Notes) plus 40 basis points, plus, in either case, accrued and unpaid interest, if any, on the principal amount being redeemed to such redemption date. On or after March 1, 2021, the 2021 Notes may be redeemed, at any time in whole, or from time to time in part, at a price equal to 100% of the principal amount of the 2021 Notes to be redeemed, plus accrued interest on the 2021 Notes to be redeemed to the date of redemption.

The indentures governing the 2022 Notes and the 2021 Notes contain customary events of default including, among others, (i) default for 30 days in the payment of interest when due; (ii) default in payment, when due, of principal of or premium, if any, at maturity, upon redemption or otherwise; and (iii) certain events of bankruptcy or insolvency. The indentures also contain covenants that limit, among other things, the ability of the Partnership, as well as that of certain of the Partnership's subsidiaries, to (i) create liens on principal properties; (ii) engage in sale and leaseback transactions; and (iii) merge or consolidate with another entity or sell, lease or transfer substantially all of the Partnership's properties or assets to another entity. At December 31, 2012, the Partnership was in compliance with all covenants under the indentures.

Note payable to Anadarko. In 2008, the Partnership entered into a five-year $175.0 million term loan agreement with Anadarko. The interest rate was fixed at 4.00% until November 2010. The term loan agreement was amended in December 2010 to fix the interest rate at 2.82% through maturity in 2013. In June 2012, the note payable to Anadarko was repaid in full with proceeds from the issuance of the 2022 Notes.

Revolving credit facility. In March 2011, the Partnership entered into an amended and restated $800.0 million senior unsecured RCF and borrowed $250.0 million under the RCF to repay the Wattenberg term loan (described below). The RCF amended and restated a $450.0 million credit facility, which was originally entered into in October 2009. The RCF matures in March 2016 and bears interest at London Interbank Offered Rate (“LIBOR”) plus applicable margins currently ranging from 1.30% to 1.90%, or an alternate base rate equal to the greatest of (a) the Prime Rate, (b) the Federal Funds Effective Rate plus 0.5%, or (c) LIBOR plus 1%, in each case plus applicable margins currently ranging from 0.30% to 0.90%. The interest rate was 1.71% and 1.80% at December 31, 2012 and 2011, respectively. The Partnership is required to pay a quarterly facility fee currently ranging from 0.20% to 0.35% of the commitment amount (whether used or unused), based upon the Partnership's senior unsecured debt rating. The facility fee rate was 0.25% at December 31, 2012 and 2011.

On June 13, 2012, following the receipt of a second investment grade rating as defined in the RCF, the guarantees provided by the Partnership's wholly owned subsidiaries were released, and the Partnership is no longer subject to certain of the restrictive covenants associated with the RCF, including the maintenance of an interest coverage ratio and adherence to covenants that limit, among other things, the Partnership's, and certain of the Partnership's subsidiaries', ability to dispose of assets and make certain investments or payments. The RCF continues to contain certain covenants that limit, among other things, the ability of the Partnership, and that of certain of its subsidiaries, to incur additional indebtedness, grant certain liens, merge, consolidate or allow any material change in the character of the Partnership's business, enter into certain affiliate transactions and use proceeds other than for Partnership purposes. The RCF also contains various customary covenants, customary events of default and a maximum consolidated leverage ratio as of the end of each fiscal quarter (which is defined as the ratio of consolidated indebtedness as of the last day of a fiscal quarter to Consolidated Earnings Before Interest, Taxes, Depreciation and Amortization (“Consolidated EBITDA”) for the most recent four consecutive fiscal quarters ending on such day) of 5.0 to 1.0, or a consolidated leverage ratio of 5.5 to 1.0 with respect to quarters ending in the 270-day period immediately following certain acquisitions. As of December 31, 2012, the Partnership had no outstanding borrowings and $6.7 million in outstanding letters of credit issued under its $800.0 million RCF. At December 31, 2012, the Partnership was in compliance with all remaining covenants under the RCF. Refer to Note 2 and Note 12 for a discussion of borrowing activity under the RCF in March 2013, related to acquisitions which closed after December 31, 2012.

The 2022 Notes, the 2021 Notes and obligations under the RCF are recourse to the Partnership's general partner. In turn, the Partnership's general partner has been indemnified by a wholly owned subsidiary of Anadarko against any claims made against the general partner under the 2022 Notes, the 2021 Notes and/or the RCF.

Wattenberg term loan. In connection with the Wattenberg acquisition, in August 2010 the Partnership borrowed $250.0 million under a three-year term loan from a group of banks (“Wattenberg term loan”). The Wattenberg term loan incurred interest at LIBOR plus a margin ranging from 2.50% to 3.50% depending on the Partnership's consolidated leverage ratio as defined in the Wattenberg term loan agreement. The Partnership repaid the Wattenberg term loan in March 2011 using borrowings from its RCF and recognized $1.3 million of accelerated amortization expense related to its early repayment.

Interest rate agreements. In May 2012, the Partnership entered into U.S. Treasury Rate lock agreements to mitigate the risk of rising interest rates prior to the issuance of the 2022 Notes. The Partnership settled the rate lock agreements simultaneously with the June 2012 offering of the 2022 Notes, realizing a loss of $1.7 million, which is included in other income (expense), net in the consolidated statements of income.

In March 2011, the Partnership entered into a forward-starting interest-rate swap agreement to mitigate the risk of rising interest rates prior to the issuance of the 2021 Notes. In May 2011, the Partnership issued the 2021 Notes and terminated the swap agreement, realizing a loss of $1.9 million, which is included in other income (expense), net in the consolidated statements of income.

In April 2010, the Partnership entered into financial agreements to fix the underlying 10-year Treasury rates with respect to a potential note issuance that was not realized. In May 2010, the Partnership terminated the agreements, realizing a loss of $2.4 million, which is included in other income (expense), net in the consolidated statements of income.

Interest expense. The following table summarizes the amounts included in interest expense:

	Year Ended December 31,
thousands	2012	2011	2010
Third parties
Interest expense on long-term debt	$41,171	$20,533	$8,530
Amortization of debt issuance costs and commitment fees (1)	4,319	5,297	3,340
Capitalized interest (2)	(6,196)	(420)	—
Total interest expense – third parties	39,294	25,410	11,870
Affiliates
Interest expense on note payable to Anadarko (3)	2,440	4,935	6,828
Interest expense on affiliate balances (4)	326	—	—
Credit facility commitment fees	—	—	96
Total interest expense – affiliates	2,766	4,935	6,924
Interest expense	$42,060	$30,345	$18,794

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(1)       For the year ended December 31, 2012, includes $1.1 million of amortization of (i) the original issue discount for the June 2012 offering partially offset by the original issue premium for the October 2012 offering of the 2022 Notes, (ii) original issue discount for the 2021 Notes and (iii) underwriters' fees. For the year ended December 31, 2011, includes $0.5 million of amortization of the original issue discount and underwriters' fees for the 2021 Notes.

(2)       For the year ended December 31, 2012, $2.2 million of interest associated with capital projects at Chipeta was capitalized and $3.5 million of interest associated with the construction of the Brasada and Lancaster gas processing facilities was capitalized. See Note 5.

(3)       In June 2012, the note payable to Anadarko was repaid in full. See Note payable to Anadarko within this Note 10.

(4)       Imputed interest expense on the reimbursement payable to Anadarko for certain expenditures Anadarko incurred in 2011 related to the construction of the Brasada and Lancaster plants. During 2012, the Partnership repaid the reimbursement payable to Anadarko related to the construction of the Brasada and Lancaster plants. See Note 5.